CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes Payables [Abstract]
Convertible notes	$ 3,475,708	$ 1,840,406
2023 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	28,207	41,263
2024 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	131,528	916,560
2025 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	928,683	882,583
2026 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	$ 2,387,290	$ 0